INTANGIBLE ASSETS AND GOODWILL (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	₽ 1,982
Balance at the end	1,862	₽ 1,982
Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	2,371	560
Additions	72	89
Acquisition of a subsidiary		1,831
Disposals	(26)	(109)
Balance at the end	2,417	2,371
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(389)	(303)
Amortization charge	(192)	(195)
Disposals	26	109
Balance at the end	(555)	(389)
Trademarks
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	229
Balance at the end	201	229
Trademarks | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	330	76
Acquisition of a subsidiary		254
Balance at the end	330	330
Trademarks | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(101)	(57)
Amortization charge	(28)	(44)
Balance at the end	(129)	(101)
Customer base
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	820
Balance at the end	759	820
Customer base | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	939	186
Acquisition of a subsidiary		753
Balance at the end	939	939
Customer base | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(119)	(63)
Amortization charge	(61)	(56)
Balance at the end	(180)	(119)
Computer software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	68
Balance at the end	68	68
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	201	111
Additions	67	51
Acquisition of a subsidiary		39
Balance at the end	268	201
Computer software | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(133)	(81)
Amortization charge	(67)	(52)
Balance at the end	(200)	(133)
Video and audio rights
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	26
Balance at the end	6	26
Video and audio rights | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	47	118
Additions	5	38
Disposals	(26)	(109)
Balance at the end	26	47
Video and audio rights | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(21)	(98)
Amortization charge	(25)	(32)
Disposals	26	109
Balance at the end	(20)	(21)
Development costs
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	54
Balance at the end	43	54
Development costs | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	69	69
Balance at the end	69	69
Development costs | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(15)	(4)
Amortization charge	(11)	(11)
Balance at the end	(26)	(15)
Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	785
Balance at the end	785	785
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	785
Acquisition of a subsidiary		785
Balance at the end	₽ 785	₽ 785